Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2020
Long term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Based Arrangement Valuation Assumptions
As of Dec. 31, 2020 and 2019 no share options were exercisable.

(weighted average, except options issued)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Expected life of options (years)	1.2	2.5
Exercise price (in $)	0.29	0.29
Market value of underlying shares (in $)	6.52	0.90
Risk free rate	0.14%	2.47%
Expected share price volatility	28.60%	20.00%
Expected dividend yield	0.00%	0.00%
Options issued	83,642	480,160

Management Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Based Arrangement Valuation Assumptions
For the year ended Dec. 31, 2020, no new transaction regarding the Management Equity Plan occurred. The inputs used in the model for the year 2019 are set out below.

(weighted average, except common shares issued)	Year ended Dec. 31, 2019
Equity value per share (in $)	12.63
Strike price per share (in $)	15.49
Expected share price volatility	20.00%
Risk free rate	2.47%
Time to expiration (years)	2.5
Expected dividend yield	0.00%
Common shares issued	9,503